                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21780
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: April 30
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2006
-------------------------------------------------------------------------------

This Form N-CSR is being filed for the purpose of amending and restating the Form N-CSR filed on July 7, 2006 (Accession No. 0000950156-06-000290), which as a result of a filing error, contained the report of another registrant.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds                                                    04/30/06

ANNUAL REPORT

-----------------------        ---------------------------

      4/30/06                       MFS(R) Lifetime Funds

-----------------------        ---------------------------

----------------------------------------------------------



----------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) LIFETIME FUNDS                                                   4/30/06

MFS Lifetime Retirement Income Fund
The fund seeks total return through a combination of current income and capital appreciation.

MFS Lifetime 2010 Fund
The fund seeks a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation.

MFS Lifetime 2020 Fund
The fund seeks a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation.

MFS Lifetime 2030 Fund
The fund seeks a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation.

MFS Lifetime 2040 Fund
The fund seeks a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation.

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                           TABLE OF CONTENTS
                           ----------------------------------------------------

                           LETTER FROM THE CEO                                1
                           ----------------------------------------------------
                           PORTFOLIO COMPOSITION                              2
                           ----------------------------------------------------
                           MANAGEMENT REVIEW                                  4
                           ----------------------------------------------------
                           PERFORMANCE SUMMARY                                6
                           ----------------------------------------------------
                           EXPENSE TABLES                                    12
                           ----------------------------------------------------
                           PORTFOLIO OF INVESTMENTS                          16
                           ----------------------------------------------------
                           FINANCIAL STATEMENTS                              19
                           ----------------------------------------------------
                           NOTES TO FINANCIAL STATEMENTS                     28
                           ----------------------------------------------------
                           REPORT OF INDEPENDENT REGISTERED
                           PUBLIC ACCOUNTING FIRM                            36
                           ----------------------------------------------------
                           TRUSTEES AND OFFICERS                             37
                           ----------------------------------------------------
                           BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     39
                           ----------------------------------------------------
                           PROXY VOTING POLICIES AND INFORMATION             39
                           ----------------------------------------------------
                           QUARTERLY PORTFOLIO DISCLOSURE                    39
                           ----------------------------------------------------
                           FEDERAL TAX INFORMATION                           39
                           ----------------------------------------------------
                           CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Retirement Income Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Bond Funds                            70.0%
              U.S. Stock Funds                           20.0%
              Money Market Funds                         10.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Bond Funds                            70.8%
              U.S. Stock Funds                           20.2%
              Money Market Funds                         10.1%
              Cash & Other Net Assets                    -1.1%

              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  20.2%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                  15.2%
              ------------------------------------------------
              MFS Money Market Fund                      10.1%
              ------------------------------------------------
              MFS Inflation-Adjusted Bond Fund           10.1%
              ------------------------------------------------
              MFS Government Securities Fund             10.1%
              ------------------------------------------------
              MFS Floating Rate High Income Fund         10.1%
              ------------------------------------------------
              MFS Value Fund                             10.1%
              ------------------------------------------------
              MFS Research Fund                          10.1%
              ------------------------------------------------
              MFS Research Bond Fund                      5.1%
              ------------------------------------------------
              Cash & Other Net Assets                   -1.1%
              ------------------------------------------------

MFS Lifetime 2010 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Bond Funds                            52.3%
              U.S. Stock Funds                           33.3%
              Money Market Funds                         10.0%
              International Stock Funds                   4.4%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Bond Funds                            52.5%
              U.S. Stock Funds                           33.4%
              Money Market Funds                         10.0%
              International Stock Funds                   4.4%
              Cash & Other Net Assets                    -0.3%

              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  20.1%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                  15.0%
              ------------------------------------------------
              MFS Value Fund                             14.5%
              ------------------------------------------------
              MFS Research Fund                          14.5%
              ------------------------------------------------
              MFS Government Securities Fund             10.0%
              ------------------------------------------------
              MFS Money Market Fund                      10.0%
              ------------------------------------------------
              MFS Research Bond Fund                      5.0%
              ------------------------------------------------
              MFS Strategic Growth Fund                   4.4%
              ------------------------------------------------
              MFS Research International Fund             4.4%
              ------------------------------------------------
              MFS Floating Rate High Income Fund          1.2%
              ------------------------------------------------
              MFS Inflation-Adjusted Bond Fund            1.2%
              ------------------------------------------------
              Cash & Other Net Assets                   -0.3%
              ------------------------------------------------

MFS Lifetime 2020 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Bond Funds                            58.9%
              U.S. Stock Funds                           21.7%
              International Stock Funds                  18.8%
              Money Market Funds                          0.6%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Bond Funds                            58.9%
              U.S. Stock Funds                           21.8%
              International Stock Funds                  18.9%
              Money Market Funds                          0.6%
              Cash & Other Net Assets                    -0.2%

              PORTFOLIO HOLDINGS

              MFS Value Fund                             15.0%
              ------------------------------------------------
              MFS Stategic Growth Fund                   14.5%
              ------------------------------------------------
              MFS Research International Fund            14.5%
              ------------------------------------------------
              MFS Research Fund                          10.6%
              ------------------------------------------------
              MFS Research Bond Fund                     10.0%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                     9.4%
              ------------------------------------------------
              MFS Mid Cap Value Fund                      9.4%
              ------------------------------------------------
              MFS Government Securities Fund              5.6%
              ------------------------------------------------
              MFS High Income Fund                        5.0%
              ------------------------------------------------
              MFS International New Discovery Fund        4.4%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                   1.2%
              ------------------------------------------------
              MFS Money Market Fund                       0.6%
              ------------------------------------------------
              Cash & Other Net Assets                    -0.2%
              ------------------------------------------------

PORTFOLIO COMPOSITION

MFS Lifetime 2030 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           78.9%
              International Stock Funds                  20.0%
              U.S. Bond Funds                             1.1%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           79.3%
              International Stock Funds                  20.2%
              U.S. Bond Funds                             1.2%
              Cash & Other Net Assets                    -0.7%

PORTFOLIO HOLDINGS

              MFS Strategic Growth Fund                  19.8%
              ------------------------------------------------
              MFS Value Fund                             15.1%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    14.8%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     14.8%
              ------------------------------------------------
              MFS Research International Fund            10.4%
              ------------------------------------------------
              MFS Research Fund                          10.1%
              ------------------------------------------------
              MFS International New Discovery Fund        9.8%
              ------------------------------------------------
              MFS New Discovery Fund                      4.7%
              ------------------------------------------------
              MFS Research Bond Fund                      0.6%
              ------------------------------------------------
              MFS Government Securities Fund              0.3%
              ------------------------------------------------
              MFS High Income Fund                        0.3%
              ------------------------------------------------
              Cash & Other Net Assets                    -0.7%
              ------------------------------------------------

MFS Lifetime 2040 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           80.6%
              International Stock Funds                  20.2%
              Cash & Other Net Assets                    -0.8%

PORTFOLIO HOLDINGS

              MFS Strategic Growth Fund                  20.2%
              ------------------------------------------------
              MFS Value Fund                             15.1%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    15.1%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     15.1%
              ------------------------------------------------
              MFS International New Discovery Fund       10.1%
              ------------------------------------------------
              MFS Research International Fund            10.1%
              ------------------------------------------------
              MFS Research Fund                          10.1%
              ------------------------------------------------
              MFS New Discovery Fund                      5.0%
              ------------------------------------------------
              Cash & Other Net Assets                    -0.8%
              ------------------------------------------------

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/06.

The portfolios are actively managed, and current holdings may be different.

MANAGEMENT REVIEW

MFS LIFETIME RETIREMENT INCOME FUND

SUMMARY OF RESULTS

For the period ended April 30, 2006, Class A shares of the MFS Lifetime Retirement Income Fund provided a total return of 2.27%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned -0.54%. The fund's other benchmark, a blended benchmark (MFS Lifetime Retirement Income Fund Custom Blend) comprised at period end of 70% Lehman Brothers U.S. Aggregate Bond Index, 20% Standard & Poor's 500 Stock Index, and 10% Lehman Brothers Three-Month Treasury Bill Index, returned 1.60%.

CONTRIBUTORS TO PERFORMANCE

During the period the fund benefited from its allocation to equity funds. The major contributors to performance relative to the blended benchmark over the period were our investments in large capitalization core and value funds. Our positions in the MFS Value Fund and MFS Research Fund led to positive relative results. Other funds that contributed to relative results included the MFS Floating Rate High Income Fund and the MFS Limited Maturity Fund, both of which outperformed the broad fixed income market, as measured by the Lehman Brothers U.S. Aggregate Bond Index, as interest rates rose during the period.

DETRACTORS FROM PERFORMANCE

The primary detractors from relative performance over the period were our allocations to fixed income funds, as equity markets outperformed fixed income and cash markets. Our positioning in the MFS Inflation-Adjusted Bond Fund, a longer duration(d) fund, hurt results as interest rates rose during the period.

MFS LIFETIME 2010 FUND

SUMMARY OF RESULTS

For the period ended April 30, 2006, Class A shares of the MFS Lifetime 2010 Fund provided a total return of 4.67%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned -0.54%. The fund's other benchmark, a blended benchmark (MFS Lifetime Fund 2010 Custom Blend) comprised at period end of 52% Lehman Brothers U.S. Aggregate Bond Index, 33.5% Standard & Poor's 500 Stock Index, 4.5% MSCI EAFE Index, and 10% Lehman Brothers Three-Month Treasury Bill Index, returned 3.88%.

CONTRIBUTORS TO PERFORMANCE

During the period the fund benefited from its allocation to equity funds. The major contributors to performance relative to the blended benchmark over the period were our investments in large capitalization growth, value, core, and particularly international funds. Our positions in the MFS Strategic Growth Fund, MFS Value Fund, MFS Research Fund, and MFS Research International Fund led to positive relative results. Other funds that contributed to relative results included the MFS Floating Rate High Income Fund and the MFS Limited Maturity Fund, both of which outperformed the broad fixed income market, as measured by the Lehman Brothers U.S. Aggregate Bond Index, as interest rates rose during the period.

DETRACTORS FROM PERFORMANCE

The primary detractors from relative performance over the period were our allocations to fixed income funds, as equity markets outperformed fixed income and cash markets. Our positioning in the MFS Inflation-Adjusted Bond Fund, a longer duration fund, hurt results as interest rates rose during the period.

MFS LIFETIME 2020 FUND

SUMMARY OF RESULTS

For the period ended April 30, 2006, Class A shares of the MFS Lifetime 2020 Fund provided a total return of 10.14%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index, returned 8.87%. The fund's other benchmark, a blended benchmark (MFS Lifetime Fund 2020 Custom Blend) comprised at period end of 59% Standard & Poor's 500 Stock Index, 19% MSCI EAFE Index, 21.5% Lehman Brothers U.S. Aggregate Bond Index, and 0.5% Lehman Brothers Three-Month Treasury Bill Index, returned 9.00%.

CONTRIBUTORS TO PERFORMANCE

During the period the fund benefited from its allocation to equity funds. The major contributors to performance relative to the blended benchmark over the period were our investments in international funds. Our positions in the MFS Research International Fund and the MFS International New Discovery Fund were the largest contributors to relative results. Performance of international funds was aided by the depreciation of the U.S. dollar relative to foreign currencies over the time period. Other equity funds that added to results included the MFS Value Fund, MFS Mid Cap Growth Fund, and the MFS Mid Cap Value Fund.

Management review - continued

DETRACTORS FROM PERFORMANCE

The primary detractor from relative performance over the period was our positioning in fixed income funds that underperformed the broad equity markets.

MFS LIFETIME 2030 FUND

SUMMARY OF RESULTS

For the period ended April 30, 2006, Class A shares of the MFS Lifetime 2030 Fund provided a total return of 12.73%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index, returned 8.87%. The fund's other benchmark, a blended benchmark (MFS Lifetime Fund 2030 Custom Blend) comprised at period end of 79% Standard & Poor's 500 Stock Index, 20% MSCI EAFE Index, and 1.00% Lehman Brothers U.S. Aggregate Bond Index, returned 11.08%.

CONTRIBUTORS TO PERFORMANCE

The major contributors to performance relative to the blended benchmark over the period were the fund's investments in international funds. The fund's allocations to MFS Research International Fund and MFS International New Discovery Fund bolstered relative results. Performance of international funds was aided by the depreciation of the U.S. dollar relative to foreign currencies over the time period.

DETRACTORS FROM PERFORMANCE

Detractors from relative performance included equity funds that underperformed their respective segments of the market. Although these funds had positive absolute returns, on a relative basis they held back performance. These funds included MFS Research Fund, MFS Mid Cap Value Fund, and MFS Strategic Growth Fund.

MFS LIFETIME 2040 FUND

SUMMARY OF RESULTS

For the period ended April 30, 2006, Class A shares of the MFS Lifetime 2040 Fund provided a total return of 12.76%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index, returned 8.87%. The fund's other benchmark, a blended benchmark (MFS Lifetime Fund 2040 Custom Blend) comprised at period end of 80% Standard & Poor's 500 Stock Index and 20% MSCI EAFE Index, returned 11.14%.

CONTRIBUTORS TO PERFORMANCE

Major contributors to performance relative to the blended benchmark over the period were the fund's investments in international funds. The fund's allocations to MFS Research International Fund and MFS International New Discovery Fund were the largest contributors to relative results. Performance of international funds was aided by the depreciation of the U.S. dollar relative to foreign currencies over the time period.

DETRACTORS FROM PERFORMANCE

Detractors from relative performance included equity funds that underperformed their respective segments of the market. Although these funds had positive absolute returns, on a relative basis they held back performance. These funds included MFS Research Fund, MFS Mid Cap Value Fund, and MFS Strategic Growth Fund.

Respectfully,

Joseph C. Flaherty, Jr.
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

The portfolios are actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 4/30/06

The following charts illustrate the historical performance of each fund's Class A shares in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS LIFETIME RETIREMENT INCOME FUND
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                 MFS Lifetime
              Retirement Income      Lehman Brothers            MFS Lifetime
                 Fund Custom         U.S. Aggregate           Retirement Income
                    Blend              Bond Index              Fund -- Class A

9/05               $10,000               $10,000                   $ 9,500
4/06                10,160                 9,946                     9,639

TOTAL RETURNS THROUGH 4/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

      Share class        Class inception date                    Life (t)
--------------------------------------------------------------------------
           A                   9/29/05                               2.27%
--------------------------------------------------------------------------
           B                   9/29/05                               1.88%
--------------------------------------------------------------------------
           C                   9/29/05                               1.88%
--------------------------------------------------------------------------
           I                   9/29/05                               2.48%
--------------------------------------------------------------------------
           R1                  9/29/05                               1.82%
--------------------------------------------------------------------------
           R2                  9/29/05                               2.03%
--------------------------------------------------------------------------
           R3                  9/29/05                               2.09%
--------------------------------------------------------------------------
           R4                  9/29/05                               2.24%
--------------------------------------------------------------------------
           R5                  9/29/05                               2.42%
--------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks

--------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index (f)                       -0.54%
--------------------------------------------------------------------------
MFS Lifetime Retirement Income Fund Custom Blend (f)*                1.60%
--------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

      Share class

--------------------------------------------------------------------------
           A                                                        -3.61%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
           B                                                        -2.12%
With CDSC (Declining over six years from 4% to 0%)
--------------------------------------------------------------------------
           C                                                         0.88%
With CDSC (1% for 12 months)
--------------------------------------------------------------------------

Class I, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, September 29, 2005 through the stated period end.
  * The weights of the components of the blended benchmark (MFS Income Fund Custom Blended Index) are 70% Lehman Brothers U.S. Aggregate Bond Index, 20% Standard & Poor's 500 Stock Index, and 10% Lehman Brothers Three-Month Treasury Bill Index.

MFS LIFETIME 2010 FUND
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                MFS Lifetime         Lehman Brothers            MFS Lifetime
                  Fund 2010          U.S. Aggregate             2010 Fund --
                Custom Blend           Bond Index                  Class A

9/05               $ 9,425               $10,000                   $10,000
4/06                 9,865                 9,946                    10,388

TOTAL RETURNS THROUGH 4/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

      Share class        Class inception date                    Life (t)
--------------------------------------------------------------------------
           A                   9/29/05                               4.67%
--------------------------------------------------------------------------
           B                   9/29/05                               4.32%
--------------------------------------------------------------------------
           C                   9/29/05                               4.28%
--------------------------------------------------------------------------
           I                   9/29/05                               4.94%
--------------------------------------------------------------------------
           R1                  9/29/05                               4.26%
--------------------------------------------------------------------------
           R2                  9/29/05                               4.45%
--------------------------------------------------------------------------
           R3                  9/29/05                               4.47%
--------------------------------------------------------------------------
           R4                  9/29/05                               4.71%
--------------------------------------------------------------------------
           R5                  9/29/05                               4.81%
--------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
--------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index (f)                       -0.54%
--------------------------------------------------------------------------
MFS Lifetime Fund 2010 Custom Blend (f)*                             3.88%
--------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

      Share class
--------------------------------------------------------------------------
           A                                                        -1.35%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
           B                                                         0.32%
With CDSC (Declining over six years from 4% to 0%)
--------------------------------------------------------------------------
           C                                                         3.28%
With CDSC (1% for 12 months)
--------------------------------------------------------------------------

Class I, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, September 29, 2005 through the stated period end.
  * The weights of the components of the blended benchmark (MFS Fund 2010 Custom Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

                                                    10/31/2005        4/30/2006
Lehman Brothers U.S. Aggregate Bond Index                50.00            52.00
Standard & Poor's 500 Stock Index                        35.00            33.50
Lehman Brothers Three-Month Treasury Bill Index          10.00            10.00
MSCI EAFE Index                                           5.00             4.50

MFS LIFETIME 2020 FUND
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                 MFS Lifetime          Standard &               MFS Lifetime
                  Fund 2020            Poor's 500               2020 Fund --
                Custom Blend           Stock Index                 Class A

9/05               $ 9,425              $ 10,000                   $10,000
4/06                10,380                10,887                    10,900

TOTAL RETURNS THROUGH 4/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

      Share class        Class inception date                    Life (t)
--------------------------------------------------------------------------
           A                   9/29/05                              10.14%
--------------------------------------------------------------------------
           B                   9/29/05                               9.71%
--------------------------------------------------------------------------
           C                   9/29/05                               9.79%
--------------------------------------------------------------------------
           I                   9/29/05                              10.38%
--------------------------------------------------------------------------
           R1                  9/29/05                               9.68%
--------------------------------------------------------------------------
           R2                  9/29/05                               9.97%
--------------------------------------------------------------------------
           R3                  9/29/05                               9.99%
--------------------------------------------------------------------------
           R4                  9/29/05                              10.24%
--------------------------------------------------------------------------
           R5                  9/29/05                              10.35%
--------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
--------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)                                8.87%
--------------------------------------------------------------------------
MFS Lifetime Fund 2020 Custom Blend (f)*                             9.00%
--------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

      Share class
--------------------------------------------------------------------------
           A                                                         3.80%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
           B                                                         5.71%
With CDSC (Declining over six years from 4% to 0%)
--------------------------------------------------------------------------
           C                                                         8.79%
With CDSC (1% for 12 months)
--------------------------------------------------------------------------

Class I, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, September 29, 2005 through the stated period end.
  * The weights of the components of the blended benchmark (MFS Fund 2020 Custom Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

                                                      10/31/2005       4/30/2006
Standard & Poor's 500 Stock Index                          60.00           59.00
MSCI EAFE Index                                            20.00           19.00
Lehman Brothers U.S. Aggregate Bond Index                  20.00           21.50
Lehman Brothers Three-Month Treasury Bill Index             0.00            0.50

MFS LIFETIME 2030 FUND
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                 MFS Lifetime          Standard &               MFS Lifetime
                  Fund 2030            Poor's 500               2030 Fund --
                Custom Blend           Stock Index                 Class A

9/05               $ 9,425               $10,000                   $10,000
4/06                10,625                10,887                    11,108

TOTAL RETURNS THROUGH 4/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

      Share class        Class inception date                    Life (t)
--------------------------------------------------------------------------
           A                   9/29/05                              12.73%
--------------------------------------------------------------------------
           B                   9/29/05                              12.36%
--------------------------------------------------------------------------
           C                   9/29/05                              12.39%
--------------------------------------------------------------------------
           I                   9/29/05                              12.99%
--------------------------------------------------------------------------
           R1                  9/29/05                              12.29%
--------------------------------------------------------------------------
           R2                  9/29/05                              12.49%
--------------------------------------------------------------------------
           R3                  9/29/05                              12.56%
--------------------------------------------------------------------------
           R4                  9/29/05                              12.72%
--------------------------------------------------------------------------
           R5                  9/29/05                              12.97%
--------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
--------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)                                8.87%
--------------------------------------------------------------------------
MFS Lifetime Fund 2030 Custom Blend (f)*                            11.08%
--------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

      Share class
--------------------------------------------------------------------------
           A                                                         6.25%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
           B                                                         8.36%
With CDSC (Declining over six years from 4% to 0%)
--------------------------------------------------------------------------
           C                                                        11.39%
With CDSC (1% for 12 months)
--------------------------------------------------------------------------

Class I, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, September 29, 2005 through the stated period end.
  * The weights of the components of the blended benchmark (MFS Fund 2030 Custom Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

                                                    10/31/2005        4/30/2006
Standard & Poor's 500 Stock Index                        80.00            79.00
MSCI EAFE Index                                          20.00            20.00
Lehman Brothers U.S. Aggregate Bond Index                 0.00             1.00

MFS LIFETIME 2040 FUND
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

2040
                 MFS Lifetime          Standard &               MFS Lifetime
                  Fund 2040            Poor's 500               2040 Fund --
                Custom Blend           Stock Index                 Class A

9/05               $ 9,425               $10,000                   $10,000
4/06                10,628                10,887                    11,114

TOTAL RETURNS THROUGH 4/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

      Share class        Class inception date                    Life (t)
--------------------------------------------------------------------------
           A                   9/29/05                              12.76%
--------------------------------------------------------------------------
           B                   9/29/05                              12.45%
--------------------------------------------------------------------------
           C                   9/29/05                              12.38%
--------------------------------------------------------------------------
           I                   9/29/05                              13.01%
--------------------------------------------------------------------------
           R1                  9/29/05                              12.31%
--------------------------------------------------------------------------
           R2                  9/29/05                              12.61%
--------------------------------------------------------------------------
           R3                  9/29/05                              12.70%
--------------------------------------------------------------------------
           R4                  9/29/05                              12.84%
--------------------------------------------------------------------------
           R5                  9/29/05                              12.99%
--------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
--------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)                                8.87%
--------------------------------------------------------------------------
MFS Lifetime Fund 2040 Custom Blend (f)*                            11.14%
--------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

      Share class
--------------------------------------------------------------------------
           A                                                         6.28%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
           B                                                         8.45%
With CDSC (Declining over six years from 4% to 0%)
--------------------------------------------------------------------------
           C                                                        11.38%
With CDSC (1% for 12 months)
--------------------------------------------------------------------------

Class I, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, September 29, 2005 through the stated period end.
  * The weights of the components of the blended benchmark (MFS Fund 2040 Custom Blended Index) are 80% Standard & Poor's 500 Stock Index and 20% MSCI EAFE Index.

INDEX DEFINITIONS

Lehman Brothers Three-Month Treasury Bill Index - derived from secondary market Treasury bill rates published by the Federal Reserve Bank.

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

MSCI EAFE (Europe, Australasia, Far East) Index - a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

Standard & Poor's 500 Stock Index - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Each portfolio is a "portfolio of portfolios", meaning that the portfolio seeks to achieve its objective by investing the majority of its assets in other MFS mutual portfolios, referred to as underlying portfolios. The risks listed below are associated with the underlying portfolios. Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. When you sell your shares, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

MFS LIFETIME RETIREMENT INCOME FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,027.40          $2.26
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.56          $2.26
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,024.10          $5.52
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,024.10          $5.52
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,029.20          $0.50
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.30          $0.50
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,023.60          $6.02
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,018.84          $6.01
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,025.40          $4.27
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.58          $4.26
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,025.90          $3.77
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.08          $3.76
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,027.20          $2.51
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.32          $2.51
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,028.70          $1.01
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,023.80          $1.00
--------------------------------------------------------------------------------


MFS LIFETIME 2010 FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
--------------------------------------------------------------------------------
        Actual                 0.45%     $1,000.00     $1,050.90         $2.29
  A     ------------------------------------------------------------------------
        Hypothetical (h)       0.45%     $1,000.00     $1,022.56         $2.26
--------------------------------------------------------------------------------
        Actual                 1.10%     $1,000.00     $1,048.40         $5.59
  B    -------------------------------------------------------------------------
        Hypothetical (h)       1.10%     $1,000.00     $1,019.34         $5.51
--------------------------------------------------------------------------------
        Actual                 1.10%     $1,000.00     $1,048.10         $5.59
  C     ------------------------------------------------------------------------
        Hypothetical (h)       1.10%     $1,000.00     $1,019.34         $5.51
--------------------------------------------------------------------------------
        Actual                 0.10%     $1,000.00     $1,053.60         $0.51
  I     ------------------------------------------------------------------------
        Hypothetical (h)       0.10%     $1,000.00     $1,024.30         $0.50
--------------------------------------------------------------------------------
        Actual                 1.20%     $1,000.00     $1,047.80         $6.09
  R1    ------------------------------------------------------------------------
        Hypothetical (h)       1.20%     $1,000.00     $1,018.84         $6.01
--------------------------------------------------------------------------------
        Actual                 0.85%     $1,000.00     $1,049.70         $4.32
  R2    ------------------------------------------------------------------------
        Hypothetical (h)       0.85%     $1,000.00     $1,020.58         $4.26
--------------------------------------------------------------------------------
        Actual                 0.75%     $1,000.00     $1,050.00         $3.81
  R3    ------------------------------------------------------------------------
        Hypothetical (h)       0.75%     $1,000.00     $1,021.08         $3.76
--------------------------------------------------------------------------------
        Actual                 0.50%     $1,000.00     $1,051.30         $2.54
  R4    ------------------------------------------------------------------------
        Hypothetical (h)       0.50%     $1,000.00     $1,022.32         $2.51
--------------------------------------------------------------------------------
        Actual                 0.20%     $1,000.00     $1,052.30         $1.02
  R5    ------------------------------------------------------------------------
        Hypothetical (h)       0.20%     $1,000.00     $1,023.80         $1.00
--------------------------------------------------------------------------------

MFS LIFETIME 2020 FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00        $1,111.40         $2.36
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00        $1,022.56         $2.26
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00        $1,107.10         $5.75
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00        $1,019.34         $5.51
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00        $1,107.90         $5.75
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00        $1,019.34         $5.51
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00        $1,112.70         $0.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00        $1,024.30         $0.50
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00        $1,106.80         $6.27
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00        $1,018.84         $6.01
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00        $1,109.70         $4.45
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00        $1,020.58         $4.26
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00        $1,109.90         $3.92
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00        $1,021.08         $3.76
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00        $1,112.50         $2.62
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00        $1,022.32         $2.51
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00        $1,112.40         $1.05
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00        $1,023.80         $1.00
--------------------------------------------------------------------------------

MFS LIFETIME 2030 FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,136.40          $2.38
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.56          $2.26
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,133.80          $5.82
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,134.10          $5.82
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,139.00          $0.53
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.30          $0.50
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,133.10          $6.35
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,018.84          $6.01
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,133.90          $4.50
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.58          $4.26
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,134.70          $3.97
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.08          $3.76
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,136.30          $2.65
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.32          $2.51
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,138.80          $1.06
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,023.80          $1.00
--------------------------------------------------------------------------------

               MFS LIFETIME 2040 FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,136.70          $2.38
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.56          $2.26
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,134.70          $5.82
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,134.00          $5.82
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,139.30          $0.53
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.30          $0.50
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,133.30          $6.35
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,018.84          $6.01
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,135.20          $4.50
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.58          $4.26
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,136.10          $3.97
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.08          $3.76
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,137.50          $2.65
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.32          $2.51
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,139.00          $1.06
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,023.80          $1.00
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 4/30/06          MFS(R) LIFETIME RETIREMENT INCOME FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.

Mutual Funds - 101.1%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                 SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                                                               20,431    $  206,558
MFS Government Securities Fund - Class I                                                                   22,259       206,786
MFS Inflation-Adjusted Bond Fund - Class I                                                                 21,787       207,409
MFS Intermediate Investment Grade Bond Fund - Class I                                                      31,832       310,047
MFS Limited Maturity Fund - Class I                                                                        64,990       413,336
MFS Money Market Fund                                                                                     206,561       206,561
MFS Research Bond Fund - Class I                                                                           10,473       103,364
MFS Research Fund - Class I                                                                                 8,910       206,530
MFS Value Fund - Class I                                                                                    8,223       206,798
-------------------------------------------------------------------------------------------------------------------------------
    TOTAL MUTUAL FUNDS (IDENTIFIED COST, $2,067,347)                                                                 $2,067,389
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.82%, due 5/01/06, at Amortized Cost and Value (y)                          $   43,000    $   43,000
-------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (IDENTIFIED COST, $2,110,347)                                                                  $2,110,389
-------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.2)%                                                                                 (65,753)
-------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                              $2,044,636
-------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS - 4/30/06          MFS(R) LIFETIME 2010 FUND

Mutual Funds - 100.3%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                 SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                                                                2,310    $   23,354
MFS Government Securities Fund - Class I                                                                   21,653       201,157
MFS Inflation-Adjusted Bond Fund - Class I                                                                  2,453        23,355
MFS Intermediate Investment Grade Bond Fund - Class I                                                      30,979       301,736
MFS Limited Maturity Fund - Class I                                                                        63,257       402,315
MFS Money Market Fund                                                                                     201,158       201,158
MFS Research Bond Fund - Class I                                                                           10,191       100,579
MFS Research Fund - Class I                                                                                12,513       290,059
MFS Research International Fund - Class I                                                                   4,445        88,901
MFS Strategic Growth Fund - Class I (n)                                                                     4,305        88,901
MFS Value Fund - Class I                                                                                   11,533       290,060
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS (IDENTIFIED COST, $1,989,911)                                                                   $2,011,575
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 8.5% (y)
-------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.82%, due 5/01/06                                                     $   14,000    $   14,000
New Center Asset Trust, 4.82%, due 5/01/06                                                                 78,000        78,000
UBS Finance Delaware LLC, 4.82%, due 5/01/06                                                               78,000        78,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                                                          $  170,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $2,159,911)                                                                    $2,181,575
-------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (8.8)%                                                                                (177,285)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $2,004,290
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 4/30/06          MFS(R) LIFETIME 2020 FUND
Mutual Funds - 100.2%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                 SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                                   45,982    $  427,177
MFS High Income Fund - Class I                                                                             99,932       382,740
MFS Intermediate Investment Grade Bond Fund - Class I                                                       9,125        88,873
MFS International New Discovery Fund - Class I                                                             12,065       338,304
MFS Mid Cap Growth Fund - Class I (n)                                                                      72,686       721,044
MFS Mid Cap Value Fund - Class I                                                                           50,921       721,044
MFS Money Market Fund                                                                                      44,438        44,438
MFS Research Bond Fund - Class I                                                                           77,557       765,483
MFS Research Fund - Class I                                                                                34,940       809,917
MFS Research International Fund - Class I                                                                  55,190     1,103,790
MFS Strategic Growth Fund - Class I (n)                                                                    53,452     1,103,784
MFS Value Fund - Class I                                                                                   45,655     1,148,221
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS (IDENTIFIED COST, $7,444,689)                                                                   $7,654,815
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.82%, due 5/01/06, at Amortized Cost and Value (y)                          $   78,000    $   78,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $7,522,689)                                                                    $7,732,815
-------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.2)%                                                                                 (94,314)
-------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                              $7,638,501
-------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS - 4/30/06          MFS(R) LIFETIME 2030 FUND
Mutual Funds - 100.7%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                 SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                                      941    $    8,742
MFS High Income Fund - Class I                                                                              2,282         8,742
MFS International New Discovery Fund - Class I                                                             10,432       292,500
MFS Mid Cap Growth Fund - Class I (n)                                                                      44,674       443,162
MFS Mid Cap Value Fund - Class I                                                                           31,297       443,160
MFS New Discovery Fund - Class I (n)                                                                        7,193       142,136
MFS Research Bond Fund - Class I                                                                            1,771        17,483
MFS Research Fund - Class I                                                                                12,997       301,276
MFS Research International Fund - Class I                                                                  15,499       309,989
MFS Strategic Growth Fund - Class I (n)                                                                    28,752       593,737
MFS Value Fund - Class I                                                                                   17,969       451,909
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS (IDENTIFIED COST, $2,899,249)                                                                   $3,012,836
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.82%, due 5/01/06, at Amortized Cost and Value (y)                          $   61,000    $   61,000
-------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (IDENTIFIED COST, $2,960,249)                                                                  $3,073,836
-------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.7)%                                                                                 (81,152)
-------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                              $2,992,684
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 4/30/06          MFS(R) LIFETIME 2040 FUND

Mutual Funds - 100.8%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                 SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                              8,861    $  248,462
MFS Mid Cap Growth Fund - Class I (n)                                                                      37,570       372,693
MFS Mid Cap Value Fund - Class I                                                                           26,320       372,693
MFS New Discovery Fund - Class I (n)                                                                        6,287       124,231
MFS Research Fund - Class I                                                                                10,719       248,462
MFS Research International Fund - Class I                                                                  12,423       248,462
MFS Strategic Growth Fund - Class I (n)                                                                    24,064       496,926
MFS Value Fund - Class I                                                                                   14,819       372,708
-------------------------------------------------------------------------------------------------------------------------------
    TOTAL MUTUAL FUNDS (IDENTIFIED COST, $2,362,314)                                                                 $2,484,637
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.6%
-------------------------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.82%, due 5/01/06, at Amortized Cost and Value (y)                          $   63,000    $   63,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $2,425,314)                                                                    $2,547,637
-------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.4)%                                                                                 (82,697)
-------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                              $2,464,940
-------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO FOOTNOTES:

(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENTS OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

                                                                        MFS
                                                                   LIFETIME           MFS           MFS            MFS          MFS
                                                                 RETIREMENT      LIFETIME      LIFETIME       LIFETIME     LIFETIME
AT 4/30/06                                                      INCOME FUND     2010 FUND     2020 FUND      2030 FUND    2040 FUND

ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $2,110,347,
$2,159,911, $7,522,689, $2,960,249 and $2,425,314,
respectively)                                                    $2,110,389    $2,181,575    $7,732,815     $3,073,836   $2,547,637
Cash                                                                    777           719           747            347          204
Receivable for investments sold                                       2,101          --            --            3,583         --
Receivable for fund shares sold                                       1,621        31,850       290,037         13,010       28,796
Dividends receivable                                                  6,203         4,275         6,564            137         --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     $2,121,091    $2,218,419    $8,030,163     $3,090,913   $2,576,637
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                  $617           $--           $--            $--          $--
Payable for investments purchased                                     7,668       147,372       326,358         30,687       44,418
Payable for fund shares reacquired                                     --            --            --             --            371
Payable to affiliates
  Investment adviser                                                 30,745        26,801        22,802         27,989       28,892
  Shareholder servicing costs                                            34            53           128             74           70
  Distribution and service fees                                         108            68           291            108           93
  Administrative services fee                                           144           144           144            144          144
  Retirement plan administration and services fees                       14            16            51             20           12
  Payable for independent trustees' compensation                        206           355           300            182          206
Accrued expenses and other liabilities                               36,919        39,320        41,588         39,025       37,491
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   $76,455      $214,129      $391,662        $98,229     $111,697
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $2,044,636    $2,004,290    $7,638,501     $2,992,684   $2,464,940
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $2,043,243    $1,962,670    $7,377,215     $2,864,519   $2,338,081
Unrealized appreciation (depreciation) on investments                    42        21,664       210,126        113,587      122,323
Accumulated net realized gain (loss) on investments                   1,002         6,527        38,412         14,578        4,536
Undistributed net investment income                                     349        13,429        12,748           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $2,044,636    $2,004,290    $7,638,501     $2,992,684   $2,464,940
------------------------------------------------------------------------------------------------------------------------------------
Net assets
  Class A                                                          $723,677      $467,879    $2,718,238       $686,219     $599,113
  Class B                                                           367,363       137,690     1,009,030        381,790      466,069
  Class C                                                           378,735        95,719       142,582        114,090       86,066
  Class I                                                            51,236       264,441       324,136        700,945      581,555
  Class R1                                                          127,277        85,521       548,807        305,875      127,003
  Class R2                                                           51,014        90,277        89,710         62,081       56,280
  Class R3                                                          240,860       260,854     1,270,621        330,961      323,018
  Class R4                                                           53,266       549,488     1,480,197        354,251      169,342
  Class R5                                                           51,208        52,421        55,180         56,472       56,494
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $2,044,636    $2,004,290    $7,638,501     $2,992,684   $2,464,940
------------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued
                                                                        MFS
                                                                   LIFETIME           MFS           MFS            MFS          MFS
                                                                 RETIREMENT      LIFETIME      LIFETIME       LIFETIME     LIFETIME
AT 4/30/06                                                      INCOME FUND     2010 FUND     2020 FUND      2030 FUND    2040 FUND
Shares of beneficial interest outstanding
  Class A                                                            72,358        45,028       250,487         61,797       53,956
  Class B                                                            36,733        13,278        93,240         34,479       42,074
  Class C                                                            37,860         9,229        13,168         10,298        7,767
  Class I                                                             5,124        25,406        29,811         63,017       52,285
  Class R1                                                           12,731         8,249        50,673         27,599       11,459
  Class R2                                                            5,102         8,696         8,270          5,596        5,072
  Class R3                                                           24,075        25,126       117,188         29,846       29,112
  Class R4                                                            5,327        52,901       136,340         31,907       15,247
  Class R5                                                            5,121         5,039         5,076          5,079        5,080
-----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                     204,431       192,952       704,253        269,618      222,052
-----------------------------------------------------------------------------------------------------------------------------------
Class A shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets/shares of beneficial interest outstanding)               $10.00        $10.39        $10.85         $11.10       $11.10
-----------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25Xnet asset value per
share)                                                               $10.61        $11.02        $11.51         $11.78       $11.78
-----------------------------------------------------------------------------------------------------------------------------------
Class B shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)               $10.00        $10.37        $10.82         $11.07       $11.08
-----------------------------------------------------------------------------------------------------------------------------------
Class C shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)               $10.00        $10.37        $10.83         $11.08       $11.08
-----------------------------------------------------------------------------------------------------------------------------------
Class I shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)         $10.00        $10.41        $10.87         $11.12       $11.12
-----------------------------------------------------------------------------------------------------------------------------------
Class R1 shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)         $10.00        $10.37        $10.83         $11.08       $11.08
-----------------------------------------------------------------------------------------------------------------------------------
Class R2 shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)         $10.00        $10.38        $10.85         $11.09       $11.10
-----------------------------------------------------------------------------------------------------------------------------------
Class R3 shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)         $10.00        $10.38        $10.84         $11.09       $11.10
-----------------------------------------------------------------------------------------------------------------------------------
Class R4 shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)         $10.00        $10.39        $10.86         $11.10       $11.11
-----------------------------------------------------------------------------------------------------------------------------------
Class R5 shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per
share (net assets/shares of beneficial interest outstanding)         $10.00        $10.40        $10.87         $11.12       $11.12
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      STATEMENTS OF OPERATIONS
This is a summary of the investment income your fund earned as well as gains and (losses) for the period. Fund expenses are spelled out.
                                                                        MFS
                                                                   LIFETIME           MFS           MFS            MFS          MFS
                                                                 RETIREMENT      LIFETIME      LIFETIME       LIFETIME     LIFETIME
FOR THE PERIOD ENDED 4/30/06 (c)                                INCOME FUND     2010 FUND     2020 FUND      2030 FUND    2040 FUND

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                         $23,172       $19,989       $30,521         $3,399       $3,333
  Interest                                                            1,813         2,014         4,549          2,281        2,061
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                             $24,985       $22,003       $35,070         $5,680       $5,394
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                                      $3,309        $2,326        $8,250         $3,237       $3,156
  Shareholder servicing costs                                           103           166           378            276          289
  Administrative services fee                                         6,526         6,451         6,529          6,455        6,540
  Retirement plan administration and services fees                      527           746         2,028            754          645
  Independent trustees' compensation                                  1,051         1,200         1,147          1,027        1,051
  Custodian fee                                                       5,577         5,857         7,020          6,868        5,639
  Shareholder communications                                          2,868         3,637         3,997          3,256        3,962
  Auditing fees                                                      29,800        29,800        29,800         29,800       29,800
  Legal fees                                                          1,726         1,995         2,010          1,996        1,390
  Registration fees                                                  31,498        30,289        32,533         32,227       30,047
  Miscellaneous                                                         986         4,604         5,496          1,044        3,386
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                      $83,971       $87,071       $99,188        $86,940      $85,905
-----------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (23)          (14)          (32)           (65)          (9)
-----------------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                       (79,695)      (83,490)      (87,512)       (82,391)     (81,526)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $4,253        $3,567       $11,644         $4,484       $4,370
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $20,732       $18,436       $23,426         $1,196       $1,024
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $(1,660)        $(102)      $(3,390)         $(602)    $(10,446)
-----------------------------------------------------------------------------------------------------------------------------------
  Capital gain distributions from underlying funds                    2,824         8,511        69,714         26,512       30,987
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              $1,164        $8,409       $66,324        $25,910      $20,541
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments         $42       $21,664      $210,126       $113,587     $122,323
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               $1,206       $30,073      $276,450       $139,497     $142,864
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                $21,938       $48,509      $299,876       $140,693     $143,888
-----------------------------------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the funds' investment operations, September 29, 2005, through April 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                        MFS
                                                                   LIFETIME           MFS           MFS            MFS          MFS
                                                                 RETIREMENT      LIFETIME      LIFETIME       LIFETIME     LIFETIME
FOR THE PERIOD ENDED 4/30/06 (c)                                INCOME FUND     2010 FUND     2020 FUND      2030 FUND    2040 FUND

CHANGE IN NET ASSETS

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $20,732       $18,436       $23,426         $1,196       $1,024
Net realized gain (loss) on investments                               1,164         8,409        66,324         25,910       20,541
Net unrealized gain (loss) on investments                                42        21,664       210,126        113,587      122,323
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                $21,938       $48,509      $299,876       $140,693     $143,888
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(6,552)        $(781)      $(4,841)       $(1,295)     $(1,878)
  Class B                                                            (3,895)         (359)       (4,609)        (2,096)      (1,753)
  Class C                                                            (1,999)         (284)       (1,235)        (1,286)        (864)
  Class I                                                            (1,243)         (408)       (3,274)        (2,768)      (3,837)
  Class R1                                                           (1,217)         (271)         (650)          (692)        (663)
  Class R2                                                           (1,021)         (315)         (694)          (736)        (707)
  Class R3                                                           (2,268)         (327)       (5,359)        (1,374)      (2,011)
  Class R4                                                           (1,134)       (3,749)      (17,153)        (1,464)      (1,542)
  Class R5                                                           (1,216)         (395)         (775)          (817)        (788)
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                               $--           $--           $--            $--         $(94)
  Class B                                                              --            --            --             --            (94)
  Class C                                                              --            --            --             --            (49)
  Class I                                                              --            --            --             --           (186)
  Class R1                                                             --            --            --             --            (39)
  Class R2                                                             --            --            --             --            (39)
  Class R3                                                             --            --            --             --           (104)
  Class R4                                                             --            --            --             --            (78)
  Class R5                                                             --            --            --             --            (39)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(20,545)      $(6,889)     $(38,590)      $(12,528)    $(14,765)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $2,043,243    $1,962,670    $7,377,215     $2,864,519   $2,335,817
-----------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                       $2,044,636    $2,004,290    $7,638,501     $2,992,684   $2,464,940
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
At end of period                                                 $2,044,636    $2,004,290    $7,638,501     $2,992,684   $2,464,940
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in net assets at
end of period                                                          $349       $13,429       $12,748            $--          $--
-----------------------------------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the funds' investment operations, September 29, 2005, through April 30, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

YEAR ENDED 4/30/06 (c)
                                                                              CLASS A       CLASS B       CLASS C       CLASS I
Net asset value, beginning of period                                           $10.00        $10.00        $10.00        $10.00
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                       $0.24         $0.20         $0.19         $0.25
Net realized and unrealized gain (loss) on investments                          (0.02)(g)     (0.01)(g)      0.00(w)      (0.01)(g)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                $0.22         $0.19         $0.19         $0.24
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                     $(0.22)       $(0.19)       $(0.19)       $(0.24)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $10.00        $10.00        $10.00        $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                             2.27(n)(t)    1.88(n)(t)    1.88(n)(t)    2.48(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                       14.17(a)      14.82(a)      14.82(a)      13.82(a)
Expenses after expense reductions (f)(h)                                         0.45(a)       1.10(a)       1.10(a)       0.10(a)
Net investment income                                                            3.87(a)       3.21(a)       3.14(a)       4.24(a)
Portfolio turnover                                                                 14            14            14            14
Net assets at end of period (000 Omitted)                                        $724          $367          $379           $51
-----------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED 4/30/06 (c)
                                                                CLASS R1      CLASS R2      CLASS R3      CLASS R4      CLASS R5
Net asset value, beginning of period                              $10.00        $10.00        $10.00        $10.00        $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                          $0.18         $0.20         $0.20         $0.22         $0.24
Net realized and unrealized gain (loss) on investments              0.00(w)      (0.00)(g)(w)   0.01         (0.00)(g)(w)   0.00(w)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.18         $0.20         $0.21         $0.22         $0.24
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.18)       $(0.20)       $(0.21)       $(0.22)       $(0.24)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.00        $10.00        $10.00        $10.00        $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                1.82(n)       2.03(n)       2.09(n)       2.24(n)       2.42(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          15.02(a)      14.72(a)      14.57(a)      14.22(a)      13.92(a)
Expenses after expense reductions (f)(h)                            1.20(a)       0.85(a)       0.75(a)       0.50(a)       0.20(a)
Net investment income                                               3.15(a)       3.49(a)       3.54(a)       3.84(a)       4.14(a)
Portfolio turnover                                                    14            14            14            14            14
Net assets at end of period (000 Omitted)                           $127           $51          $241           $53           $51
-----------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through April 30, 2006.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have  been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

YEAR ENDED 4/30/06 (c)
                                                                               CLASS A       CLASS B       CLASS C       CLASS I
Net asset value, beginning of period                                            $10.00        $10.00        $10.00        $10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                        $0.18         $0.14         $0.14         $0.22
Net realized and unrealized gain (loss) on investments                            0.29          0.29          0.29          0.27
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.47         $0.43         $0.43         $0.49
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                      $(0.08)       $(0.06)       $(0.06)       $(0.08)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $10.39        $10.37        $10.37        $10.41
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                              4.67(n)(t)    4.32(n)(t)    4.28(n)(t)    4.94(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                        13.57(a)      14.22(a)      14.22(a)      13.22(a)
Expenses after expense reductions (f)(h)                                          0.45(a)       1.10(a)       1.10(a)       0.10(a)
Net investment income                                                             2.96(a)       2.32(a)       2.33(a)       3.26(a)
Portfolio turnover                                                                   3             3             3             3
Net assets at end of period (000 Omitted)                                         $468          $138           $96          $264
--------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED 4/30/06 (c)
                                                                CLASS R1      CLASS R2      CLASS R3      CLASS R4      CLASS R5
Net asset value, beginning of period                              $10.00        $10.00        $10.00        $10.00        $10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                          $0.13         $0.15         $0.14         $0.22         $0.19
Net realized and unrealized gain (loss) on investments              0.29          0.29          0.31          0.25          0.29
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.42         $0.44         $0.45         $0.47         $0.48
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.05)       $(0.06)       $(0.07)       $(0.08)       $(0.08)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.37        $10.38        $10.38        $10.39        $10.40
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                4.26(n)       4.45(n)       4.47(n)       4.71(n)       4.81(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          14.42(a)      14.12(a)      13.97(a)      13.62(a)      13.32(a)
Expenses after expense reductions (f)(h)                            1.20(a)       0.85(a)       0.75(a)       0.50(a)       0.20(a)
Net investment income                                               2.21(a)       2.58(a)       2.71(a)       3.08(a)       3.22(a)
Portfolio turnover                                                     3             3             3             3             3
Net assets at end of period (000 Omitted)                            $86           $90          $261          $549           $52
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through April 30, 2006.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have  been lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

YEAR ENDED 4/30/06 (c)
                                                                               CLASS A       CLASS B       CLASS C       CLASS I
Net asset value, beginning of period                                            $10.00        $10.00        $10.00        $10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                        $0.08         $0.06         $0.06         $0.10
Net realized and unrealized gain (loss) on investments                            0.92          0.90          0.91          0.93
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.00         $0.96         $0.97         $1.03
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                      $(0.15)       $(0.14)       $(0.14)       $(0.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $10.85        $10.82        $10.83        $10.87
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                             10.14(n)(t)    9.71(n)(t)    9.79(n)(t)   10.38(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                         5.30(a)       5.95(a)       5.95(a)       4.95(a)
Expenses after expense reductions (f)(h)                                          0.45(a)       1.10(a)       1.10(a)       0.10(a)
Net investment income                                                             1.34(a)       0.84(a)       0.96(a)       1.60(a)
Portfolio turnover                                                                   4             4             4             4
Net assets at end of period (000 Omitted)                                       $2,718        $1,009          $143          $324
--------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED 4/30/06 (c)
                                                                CLASS R1      CLASS R2      CLASS R3      CLASS R4      CLASS R5
Net asset value, beginning of period                              $10.00        $10.00        $10.00        $10.00        $10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                          $0.04         $0.07         $0.08         $0.12         $0.11
Net realized and unrealized gain (loss) on investments              0.92          0.92          0.91          0.89          0.91
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.96         $0.99         $0.99         $1.01         $1.02
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.13)       $(0.14)       $(0.15)       $(0.15)       $(0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.83        $10.85        $10.84        $10.86        $10.87
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                9.68(n)       9.97(n)       9.99(n)      10.24(n)      10.35(n)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                           6.14(a)       5.85(a)       5.69(a)       5.35(a)       5.05(a)
Expenses after expense reductions (f)(h)                            1.20(a)       0.85(a)       0.75(a)       0.50(a)       0.20(a)
Net investment income                                               0.58(a)       1.19(a)       1.28(a)       1.63(a)       1.87(a)
Portfolio turnover                                                     4             4             4             4             4
Net assets at end of period (000 Omitted)                           $549           $90        $1,271        $1,480           $55
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through April 30, 2006.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have  been lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

YEAR ENDED 4/30/06 (c)
                                                                               CLASS A       CLASS B       CLASS C       CLASS I

Net asset value, beginning of period                                            $10.00        $10.00        $10.00        $10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                                                 $0.01        $(0.03)       $(0.01)        $0.04
Net realized and unrealized gain (loss) on investments                            1.25          1.25          1.24          1.25
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.26         $1.22         $1.23         $1.29
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                      $(0.16)       $(0.15)       $(0.15)       $(0.17)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $11.10        $11.07        $11.08        $11.12
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                             12.73(n)(t)   12.36(n)(t)   12.39(n)(t)   12.99(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                        11.40(a)      12.05(a)      12.05(a)      11.05(a)
Expenses after expense reductions (f)(h)                                          0.45(a)       1.10(a)       1.10(a)       0.10(a)
Net investment income (loss)                                                      0.20(a)      (0.41)(a)     (0.13)(a)      0.67(a)
Portfolio turnover                                                                   4             4             4             4
Net assets at end of period (000 Omitted)                                         $686          $382          $114          $701
--------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED 4/30/06 (c)
                                                                CLASS R1      CLASS R2      CLASS R3      CLASS R4      CLASS R5
Net asset value, beginning of period                              $10.00        $10.00        $10.00        $10.00        $10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                                  $(0.03)        $0.00(w)      $0.01         $0.02         $0.04
Net realized and unrealized gain (loss) on investments              1.25          1.24          1.23          1.24          1.24
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $1.22         $1.24         $1.24         $1.26         $1.28
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.14)       $(0.15)       $(0.15)       $(0.16)       $(0.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.08        $11.09        $11.09        $11.10        $11.12
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                               12.29(n)      12.49(n)      12.56(n)      12.72(n)      12.97(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          12.25(a)      11.95(a)      11.80(a)      11.45(a)      11.15(a)
Expenses after expense reductions (f)(h)                            1.20(a)       0.85(a)       0.75(a)       0.50(a)       0.20(a)
Net investment income (loss)                                       (0.49)(a)      0.05(a)       0.10(a)       0.33(a)       0.71(a)
Portfolio turnover                                                     4             4             4             4             4
Net assets at end of period (000 Omitted)                           $306           $62          $331          $354           $56
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through April 30, 2006.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have  been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

YEAR ENDED 4/30/06 (c)
                                                                               CLASS A       CLASS B       CLASS C       CLASS I

Net asset value, beginning of period                                            $10.00        $10.00        $10.00        $10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                                                 $0.01        $(0.03)       $(0.02)        $0.04
Net realized and unrealized gain (loss) on investments                            1.26          1.27          1.25          1.25
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.27         $1.24         $1.23         $1.29
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                      $(0.16)       $(0.15)       $(0.14)       $(0.16)
From net realized gain on investments                                            (0.01)        (0.01)        (0.01)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(0.17)       $(0.16)       $(0.15)       $(0.17)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $11.10        $11.08        $11.08        $11.12
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                             12.76(n)(t)   12.45(n)(t)   12.38(n)(t)   13.01(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                        11.32(a)      11.97(a)      11.97(a)      10.97(a)
Expenses after expense reductions (f)(h)                                          0.45(a)       1.10(a)       1.10(a)       0.10(a)
Net investment income (loss)                                                      0.10(a)      (0.45)(a)     (0.26)(a)      0.62(a)
Portfolio turnover                                                                  33            33            33            33
Net assets at end of period (000 Omitted)                                         $599          $466           $86          $582
--------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED 4/30/06 (c)
                                                                CLASS R1      CLASS R2      CLASS R3      CLASS R4      CLASS R5
Net asset value, beginning of period                              $10.00        $10.00        $10.00        $10.00        $10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                                  $(0.03)        $0.00(w)      $0.01         $0.03         $0.04
Net realized and unrealized gain (loss) on investments              1.25          1.25          1.25          1.24          1.25
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $1.22         $1.25         $1.26         $1.27         $1.29
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.13)       $(0.14)       $(0.15)       $(0.15)       $(0.16)
From net realized gain on investments                              (0.01)        (0.01)        (0.01)        (0.01)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.14)       $(0.15)       $(0.16)       $(0.16)       $(0.17)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.08        $11.10        $11.10        $11.11        $11.12
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                               12.31(n)      12.61(n)      12.70(n)      12.84(n)      12.99(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          12.17(a)      11.87(a)      11.72(a)      11.37(a)      11.07(a)
Expenses after expense reductions (f)(h)                            1.20(a)       0.85(a)       0.75(a)       0.50(a)       0.20(a)
Net investment income (loss)                                       (0.42)(a)      0.02(a)       0.08(a)       0.38(a)       0.67(a)
Portfolio turnover                                                    33            33            33            33            33
Net assets at end of period (000 Omitted)                           $127           $56          $323          $169           $56
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through April 30, 2006.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have  been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income, international and money market mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

Investment Valuations - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. For exchange-traded options in which there were no sales reported that day, exchange-traded options are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, each fund's foreign equity securities may often be valued at fair value.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the period ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, short-term capital gain distributions received from underlying funds and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                               MFS LIFETIME
                                                  RETIREMENT       MFS LIFETIME       MFS LIFETIME       MFS LIFETIME  MFS LIFETIME
                                                 INCOME FUND          2010 FUND          2020 FUND          2030 FUND     2040 FUND
Ordinary income (including any short-term
capital gains)                                       $20,545             $6,889            $38,590            $12,044       $14,043
Long-term capital gain                                    --                 --                 --                484           722
-----------------------------------------------------------------------------------------------------------------------------------
                                                     $20,545             $6,889            $38,590            $12,528       $14,765

The federal tax cost and the tax basis
components of distributable earnings
were as follows:

                                                MFS LIFETIME
                                                  RETIREMENT       MFS LIFETIME       MFS LIFETIME       MFS LIFETIME  MFS LIFETIME
                                                 INCOME FUND          2010 FUND          2020 FUND          2030 FUND     2040 FUND
AS OF APRIL 30, 2006
Cost of investments                              $2,112,079         $2,160,218         $7,526,104         $2,960,909     $2,436,331
-----------------------------------------------------------------------------------------------------------------------------------
Gross appreciation                                  $15,706            $33,990           $225,255           $113,264       $111,306
Gross depreciation                                  (17,396)           (12,633)           (18,544)              (337)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)          $(1,690)           $21,357           $206,711           $112,927       $111,306
Undistributed ordinary income                        $5,354            $13,429            $12,748                $--           $319
Undistributed long-term capital gain                  2,734              6,834             41,827             15,238         15,234
Other temporary differences                          (5,005)                --                 --                 --             --

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. MFS receives no compensation under this agreement.

The investment adviser has contractually agreed to pay a portion of each fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, and certain other fees and expenses, such that each fund's operating expenses do not exceed 0.10% annually of each fund's average daily net assets. This contractual fee arrangement will continue until September 1, 2006. For the period ended April 30, 2006, this reduction amounted to the following amounts for each fund and is reflected as a reduction of total expenses in the Statements of Operations:

  MFS LIFETIME
    RETIREMENT    MFS LIFETIME    MFS LIFETIME     MFS LIFETIME   MFS LIFETIME
   INCOME FUND       2010 FUND       2020 FUND        2030 FUND       2040 FUND

       $79,545         $83,360         $87,088          $82,196         $81,347

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received the following amounts for the period ended April 30, 2006, as its portion of the initial sales charge on sales of Class A shares of each fund.

  MFS LIFETIME
    RETIREMENT    MFS LIFETIME    MFS LIFETIME     MFS LIFETIME    MFS LIFETIME
   INCOME FUND       2010 FUND       2020 FUND        2030 FUND       2040 FUND

          $306          $1,128          $4,037           $2,541          $1,181

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                                    CLASS A
                                            ---------------------------------------------------------------------------------------
                                                                                     TOTAL             ANNUAL         DISTRIBUTION
                                              DISTRIBUTION        SERVICE         DISTRIBUTION       EFFECTIVE        AND SERVICE
                                                FEE RATE          FEE RATE          PLAN(1)           RATE(2)             FEE
MFS Lifetime Retirement Income Fund              0.10%             0.25%             0.35%             0.35%             $605
MFS Lifetime 2010 Fund                           0.10%             0.25%             0.35%             0.35%              387
MFS Lifetime 2020 Fund                           0.10%             0.25%             0.35%             0.35%            1,495
MFS Lifetime 2030 Fund                           0.10%             0.25%             0.35%             0.35%              516
MFS Lifetime 2040 Fund                           0.10%             0.25%             0.35%             0.35%              555

                                                                                    CLASS B
                                            ---------------------------------------------------------------------------------------
                                                                                     TOTAL             ANNUAL         DISTRIBUTION
                                              DISTRIBUTION        SERVICE         DISTRIBUTION       EFFECTIVE        AND SERVICE
                                                FEE RATE          FEE RATE          PLAN(1)           RATE(2)             FEE
MFS Lifetime Retirement Income Fund              0.75%             0.25%             1.00%             1.00%           $1,225
MFS Lifetime 2010 Fund                           0.75%             0.25%             1.00%             1.00%              419
MFS Lifetime 2020 Fund                           0.75%             0.25%             1.00%             1.00%            2,752
MFS Lifetime 2030 Fund                           0.75%             0.25%             1.00%             1.00%            1,022
MFS Lifetime 2040 Fund                           0.75%             0.25%             1.00%             1.00%            1,160

                                                                                    CLASS C
                                            ---------------------------------------------------------------------------------------
                                                                                     TOTAL             ANNUAL         DISTRIBUTION
                                              DISTRIBUTION        SERVICE         DISTRIBUTION       EFFECTIVE        AND SERVICE
                                                FEE RATE          FEE RATE          PLAN(1)           RATE(2)             FEE
MFS Lifetime Retirement Income Fund              0.75%             0.25%             1.00%             1.00%             $645
MFS Lifetime 2010 Fund                           0.75%             0.25%             1.00%             1.00%              348
MFS Lifetime 2020 Fund                           0.75%             0.25%             1.00%             1.00%              508
MFS Lifetime 2030 Fund                           0.75%             0.25%             1.00%             1.00%              485
MFS Lifetime 2040 Fund                           0.75%             0.25%             1.00%             1.00%              393

                                                                                    CLASS R1
                                            ---------------------------------------------------------------------------------------
                                                                                     TOTAL             ANNUAL         DISTRIBUTION
                                              DISTRIBUTION        SERVICE         DISTRIBUTION       EFFECTIVE        AND SERVICE
                                                FEE RATE          FEE RATE          PLAN(1)           RATE(2)             FEE
MFS Lifetime Retirement Income Fund              0.50%             0.25%             0.75%             0.75%             $294
MFS Lifetime 2010 Fund                           0.50%             0.25%             0.75%             0.75%              286
MFS Lifetime 2020 Fund                           0.50%             0.25%             0.75%             0.75%              748
MFS Lifetime 2030 Fund                           0.50%             0.25%             0.75%             0.75%              515
MFS Lifetime 2040 Fund                           0.50%             0.25%             0.75%             0.75%              294

                                                                                    CLASS R2
                                            ---------------------------------------------------------------------------------------
                                                                                     TOTAL             ANNUAL         DISTRIBUTION
                                              DISTRIBUTION        SERVICE         DISTRIBUTION       EFFECTIVE        AND SERVICE
                                                FEE RATE          FEE RATE          PLAN(1)           RATE(2)             FEE
MFS Lifetime Retirement Income Fund              0.25%             0.25%             0.50%             0.50%             $148
MFS Lifetime 2010 Fund                           0.25%             0.25%             0.50%             0.50%              161
MFS Lifetime 2020 Fund                           0.25%             0.25%             0.50%             0.50%              164
MFS Lifetime 2030 Fund                           0.25%             0.25%             0.50%             0.50%              159
MFS Lifetime 2040 Fund                           0.25%             0.25%             0.50%             0.50%              155

                                                                                    CLASS R3
                                            ---------------------------------------------------------------------------------------
                                                                                     TOTAL             ANNUAL         DISTRIBUTION
                                              DISTRIBUTION        SERVICE         DISTRIBUTION       EFFECTIVE        AND SERVICE
                                                FEE RATE          FEE RATE          PLAN(1)           RATE(2)             FEE
MFS Lifetime Retirement Income Fund              0.25%             0.25%             0.50%             0.50%             $318
MFS Lifetime 2010 Fund                           0.25%             0.25%             0.50%             0.50%              198
MFS Lifetime 2020 Fund                           0.25%             0.25%             0.50%             0.50%            1,330
MFS Lifetime 2030 Fund                           0.25%             0.25%             0.50%             0.50%              375
MFS Lifetime 2040 Fund                           0.25%             0.25%             0.50%             0.50%              448

                                                                                    CLASS R4
                                            ---------------------------------------------------------------------------------------
                                                                                     TOTAL             ANNUAL         DISTRIBUTION
                                              DISTRIBUTION        SERVICE         DISTRIBUTION       EFFECTIVE        AND SERVICE
                                                FEE RATE          FEE RATE          PLAN(1)           RATE(2)             FEE
MFS Lifetime Retirement Income Fund                 --             0.25%             0.25%             0.25%              $74
MFS Lifetime 2010 Fund                              --             0.25%             0.25%             0.25%              527
MFS Lifetime 2020 Fund                              --             0.25%             0.25%             0.25%            1,253
MFS Lifetime 2030 Fund                              --             0.25%             0.25%             0.25%              165
MFS Lifetime 2040 Fund                              --             0.25%             0.25%             0.25%              151

                                                 MFS LIFETIME
                                                   RETIREMENT       MFS LIFETIME       MFS LIFETIME       MFS LIFETIMEMFS LIFETIME
                                                  INCOME FUND          2010 FUND          2020 FUND          2030 FUND   2040 FUND
Total Distribution and Service Fees                    $3,309             $2,326             $8,250             $3,237      $3,156

(1) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the period ended April 30, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the period ended April
30, 2006, were as follows:

                                            MFS LIFETIME
                                              RETIREMENT       MFS LIFETIME       MFS LIFETIME       MFS LIFETIME    MFS LIFETIME
CDSC IMPOSED                                 INCOME FUND          2010 FUND          2020 FUND          2030 FUND       2040 FUND
Class A                                              $--                $--                $--                $--             $--
Class B                                               --                 --                 --                 --             104
Class C                                               --                 --                 --                 --              --

Shareholder Servicing Agent - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from each fund for out-of-pocket and sub- accounting expenses paid by MFSC on behalf of each fund. For the period ended April 30, 2006, these costs amounted to the following:

                                            MFS LIFETIME
                                              RETIREMENT       MFS LIFETIME       MFS LIFETIME       MFS LIFETIME    MFS LIFETIME
                                             INCOME FUND          2010 FUND          2020 FUND          2030 FUND       2040 FUND
                                                     $57                $95               $220               $125            $135

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount and, until March 31, 2006, a fee based on calendar year average net assets. From July 1, 2005 through March
31, 2006, each fund's annual fixed amount was $10,000. Effective April 1, 2006, each fund pays an annual fixed amount of $17,500.
The administrative services fee incurred for the period ended April 30, 2006 was equivalent to the following annual effective rates of each fund's average daily net assets:

                                            MFS LIFETIME
                                              RETIREMENT       MFS LIFETIME       MFS LIFETIME       MFS LIFETIME    MFS LIFETIME
                                             INCOME FUND          2010 FUND          2020 FUND          2030 FUND       2040 FUND
                                                 1.1254%            1.0153%            0.3632%            0.8600%         0.8739%

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the period ended April 30, 2006, each fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                                      CLASS R1
                                                                              -----------------------------------------------------
                                                                                                       ANNUAL
                                                                                                      EFFECTIVE           TOTAL
                                                                                    FEE RATE           RATE(1)            AMOUNT
MFS Lifetime Retirement Income Fund                                                   0.45%             0.35%             $176
MFS Lifetime 2010 Fund                                                                0.45%             0.35%              172
MFS Lifetime 2020 Fund                                                                0.45%             0.35%              449
MFS Lifetime 2030 Fund                                                                0.45%             0.35%              309
MFS Lifetime 2040 Fund                                                                0.45%             0.35%              177

                                                                                                      CLASS R2
                                                                              -----------------------------------------------------
                                                                                                       ANNUAL
                                                                                                      EFFECTIVE           TOTAL
                                                                                    FEE RATE           RATE(1)            AMOUNT
MFS Lifetime Retirement Income Fund                                                   0.40%             0.25%             $118
MFS Lifetime 2010 Fund                                                                0.40%             0.25%              129
MFS Lifetime 2020 Fund                                                                0.40%             0.25%              131
MFS Lifetime 2030 Fund                                                                0.40%             0.25%              127
MFS Lifetime 2040 Fund                                                                0.40%             0.25%              123

                                                                                                      CLASS R3
                                                                              -----------------------------------------------------
                                                                                                       ANNUAL
                                                                                                      EFFECTIVE           TOTAL
                                                                                    FEE RATE           RATE(1)            AMOUNT
MFS Lifetime Retirement Income Fund                                                   0.25%             0.15%             $159
MFS Lifetime 2010 Fund                                                                0.25%             0.15%               99
MFS Lifetime 2020 Fund                                                                0.25%             0.15%              665
MFS Lifetime 2030 Fund                                                                0.25%             0.15%              188
MFS Lifetime 2040 Fund                                                                0.25%             0.15%              223

                                                                                                      CLASS R4
                                                                              -----------------------------------------------------
                                                                                                       ANNUAL
                                                                                                      EFFECTIVE           TOTAL
                                                                                    FEE RATE           RATE(1)            AMOUNT
MFS Lifetime Retirement Income Fund                                                   0.15%             0.15%              $44
MFS Lifetime 2010 Fund                                                                0.15%             0.15%              316
MFS Lifetime 2020 Fund                                                                0.15%             0.15%              752
MFS Lifetime 2030 Fund                                                                0.15%             0.15%               99
MFS Lifetime 2040 Fund                                                                0.15%             0.15%               91

                                                                                                      CLASS R5
                                                                              -----------------------------------------------------
                                                                                                       ANNUAL
                                                                                                      EFFECTIVE           TOTAL
                                                                                    FEE RATE           RATE(1)            AMOUNT
MFS Lifetime Retirement Income Fund                                                   0.10%             0.10%              $30
MFS Lifetime 2010 Fund                                                                0.10%             0.10%               30
MFS Lifetime 2020 Fund                                                                0.10%             0.10%               31
MFS Lifetime 2030 Fund                                                                0.10%             0.10%               31
MFS Lifetime 2040 Fund                                                                0.10%             0.10%               31

                                                MFS LIFETIME
                                                  RETIREMENT     MFS LIFETIME       MFS LIFETIME       MFS LIFETIME    MFS LIFETIME
                                                 INCOME FUND        2010 FUND          2020 FUND          2030 FUND       2040 FUND
Total Retirement Plan Administration and
Services Fees                                           $527             $746             $2,028               $754            $645

(1) MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for
    Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least
    September 30, 2007. For the period ended April 30, 2006, this waiver amounted to the following and is reflected as a reduction of total expenses in the Statements of Operations:

                                                MFS LIFETIME
                                                  RETIREMENT     MFS LIFETIME       MFS LIFETIME       MFS LIFETIME    MFS LIFETIME
                                                 INCOME FUND        2010 FUND          2020 FUND          2030 FUND       2040 FUND
                                                        $147             $126               $416               $191            $175

Trustees' and Officers' Compensation - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Other - Each fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance
Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the period ended April 30, 2006, the fees paid to Tarantino LLC amounted to the following:

                                                MFS LIFETIME
                                                  RETIREMENT     MFS LIFETIME       MFS LIFETIME       MFS LIFETIME    MFS LIFETIME
                                                 INCOME FUND        2010 FUND          2020 FUND          2030 FUND       2040 FUND
                                                          $4               $4                $10                 $4              $4

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

                                                MFS LIFETIME
                                                  RETIREMENT     MFS LIFETIME       MFS LIFETIME       MFS LIFETIME    MFS LIFETIME
                                                 INCOME FUND        2010 FUND          2020 FUND          2030 FUND       2040 FUND
                                                          $3               $4                 $8                 $4              $4

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds, within the MFS Family of Funds, were as follows:

                                               MFS LIFETIME
                                                 RETIREMENT      MFS LIFETIME       MFS LIFETIME       MFS LIFETIME    MFS LIFETIME
                                                 INCOME FUND         2010 FUND          2020 FUND          2030 FUND       2040 FUND
Purchases                                        $2,206,225        $2,023,933         $7,558,100         $2,948,892      $2,778,758
-----------------------------------------------------------------------------------------------------------------------------------
Sales                                              $137,219           $33,920           $116,341            $49,041        $405,997
-----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                          MFS LIFETIME
                           RETIREMENT            MFS LIFETIME          MFS LIFETIME          MFS LIFETIME          MFS LIFETIME
                          INCOME FUND             2010 FUND             2020 FUND             2030 FUND             2040 FUND
                     ----------------------  --------------------  --------------------  --------------------  --------------------
                           YEAR ENDED             YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
                       APRIL 30, 2006 (c)     APRIL 30, 2006 (c)    APRIL 30, 2006 (c)    APRIL 30, 2006 (c)    APRIL 30, 2006 (c)
                     ----------------------  --------------------  --------------------  --------------------  --------------------
                      SHARES      AMOUNT      SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
Shares sold
Class A                71,702     $715,408    44,951    $459,461   266,782  $2,826,407    63,790    $682,234    82,181    $876,457
Class B                36,355      363,854    13,486     137,304    93,083     964,228    35,228     372,134    44,731     473,676
Class C                37,691      376,725     9,201      93,225    13,049     134,132    10,173     104,654     7,693      78,848
Class I                 5,000       50,030    25,366     257,291    29,490     305,076    63,055     669,639    62,701     659,424
Class R1               12,802      128,015     8,222      83,117    50,609     533,361    27,532     295,018    11,391     119,614
Class R2                5,000       50,030    12,329     125,897    11,352     118,843     5,525      56,085     5,000      50,436
Class R3               33,990      339,959    26,212     268,562   118,802   1,247,921    35,959     383,143    29,722     313,299
Class R4                5,214       52,171    52,530     532,643   134,660   1,393,818    31,765     342,452    15,789     164,396
Class R5                5,000       50,030     5,000      50,116     5,000      50,322     5,000      50,436     5,000      50,436
-----------------------------------------------------------------------------------------------------------------------------------
                      212,754   $2,126,222   197,297  $2,007,616   722,827  $7,574,108   278,027  $2,955,795   264,208  $2,786,586

Shares issued to shareholders in reinvestment of distributions
Class A                   656       $6,550        77        $781       462      $4,714       126      $1,295       192      $1,972
Class B                   380        3,790        36         359       452       4,609       204       2,096       180       1,847
Class C                   171        1,706        28         284       121       1,235       125       1,286        89         913
Class I                   124        1,236        40         408       321       3,274       269       2,768       391       4,023
Class R1                  121        1,206        27         271        64         650        67         692        68         702
Class R2                  102        1,014        31         315        68         694        71         736        72         746
Class R3                  214        2,143        32         327       526       5,359       133       1,374       206       2,115
Class R4                  113        1,126       371       3,749     1,680      17,153       142       1,464       157       1,620
Class R5                  121        1,209        39         395        76         775        79         817        80         827
-----------------------------------------------------------------------------------------------------------------------------------
                        2,002      $19,980       681      $6,889     3,770     $38,463     1,216     $12,528     1,435     $14,765

Shares reacquired
Class A                    --          $--        --         $--   (16,757)  $(175,479)   (2,119)   $(22,808)  (28,417)  $(300,142)
Class B                    (2)         (15)     (244)     (2,472)     (295)     (3,134)     (953)    (10,395)   (2,837)    (30,501)
Class C                    (2)         (15)       --          --        (2)        (15)       --          --       (15)       (166)
Class I                    --           --        --          --        --          --      (307)     (3,328)  (10,807)   (118,436)
Class R1                 (192)      (1,917)       --          --        --          --        --          --        --          --
Class R2                   --           --    (3,664)    (37,891)   (3,150)    (33,987)       --          --        --          --
Class R3              (10,129)    (101,012)   (1,118)    (11,472)   (2,140)    (22,741)   (6,246)    (67,273)     (816)     (8,801)
Class R4                   --           --        --          --        --          --        --          --      (699)     (7,488)
-----------------------------------------------------------------------------------------------------------------------------------
                      (10,325)   $(102,959)   (5,026)   $(51,835)  (22,344)  $(235,356)   (9,625)  $(103,804)  (43,591)  $(465,534)

Net change
Class A                72,358     $721,958    45,028    $460,242   250,487  $2,655,642    61,797    $660,721    53,956    $578,287
Class B                36,733      367,629    13,278     135,191    93,240     965,703    34,479     363,835    42,074     445,022
Class C                37,860      378,416     9,229      93,509    13,168     135,352    10,298     105,940     7,767      79,595
Class I                 5,124       51,266    25,406     257,699    29,811     308,350    63,017     669,079    52,285     545,011
Class R1               12,731      127,304     8,249      83,388    50,673     534,011    27,599     295,710    11,459     120,316
Class R2                5,102       51,044     8,696      88,321     8,270      85,550     5,596      56,821     5,072      51,182
Class R3               24,075      241,090    25,126     257,417   117,188   1,230,539    29,846     317,244    29,112     306,613
Class R4                5,327       53,297    52,901     536,392   136,340   1,410,971    31,907     343,916    15,247     158,528
Class R5                5,121       51,239     5,039      50,511     5,076      51,097     5,079      51,253     5,080      51,263
-----------------------------------------------------------------------------------------------------------------------------------
                      204,431   $2,043,243   192,952  $1,962,670   704,253  $7,377,215   269,618  $2,864,519   222,052  $2,335,817

(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through April 30, 2006.

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the period ended April 30, 2006, was equal to the following and is included in miscellaneous expense on the Statements of Operations. None of the funds had significant borrowings during the period ended April
30, 2006.

                                             MFS LIFETIME
                                               RETIREMENT       MFS LIFETIME       MFS LIFETIME       MFS LIFETIME    MFS LIFETIME
                                              INCOME FUND          2010 FUND          2020 FUND          2030 FUND       2040 FUND
                                                       $5                 $4                $13                 $5              $5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and
Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund (the "MFS Lifetime Funds") (the five funds constituting MFS Series Trust XII), including the portfolios of investments, as of April 30, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period September 29, 2005 (commencement of operations) through April 30, 2006. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the MFS Lifetime Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Lifetime Funds at April 30, 2006, the results of their operations, the changes in their net assets, and their financial highlights for the period September 29, 2005 (commencement of operations) through April 30, 2006, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

    Boston, Massachusetts
    June 12, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                        POSITION(s) HELD       TRUSTEE/OFFICER            PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH         WITH FUND             SINCE(H)                              OTHER DIRECTORSHIPS(J)
-------------------     ----------------       ---------------  -------------------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)      Trustee               February 2004   Massachusetts Financial Services Company, Chief Executive Officer,
(born 10/20/63)                                                 President, Chief Investment Officer and Director

Robert C. Pozen(k)        Trustee               February 2004   Massachusetts Financial Services Company, Chairman (since February
(born 08/08/46)                                                 2004); Secretary of Economic Affairs, The Commonwealth of
                                                                Massachusetts (January 2002 to December 2002); Fidelity
                                                                Investments, Vice Chairman (June 2000 to December 2001); Fidelity
                                                                Management & Research Company (investment adviser), President
                                                                (March 1997 to July 2001); Bell Canada Enterprises
                                                                (telecommunications), Director; Medtronic, Inc. (medical
                                                                technology), Director; Telesat (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives            Trustee and Chair of  February 1992   Private investor; Eastern Enterprises (diversified services
(born 05/01/36)           Trustees                              company), Chairman, Trustee and Chief Executive Officer (until
                                                                November 2000)

Robert E. Butler(n)       Trustee               January 2006    Consultant - regulatory and compliance matters (since July 2002);
(born 11/29/41)                                                 PricewaterhouseCoopers LLP (professional services firm), Partner
                                                                (November 2000 until June 2002)

Lawrence H. Cohn, M.D.    Trustee               August 1993     Brigham and Women's Hospital, Senior Cardiac Surgeon, Chief of
(born 03/11/37)                                                 Cardiac Surgery (until 2005); Harvard Medical School, Professor of
                                                                Surgery; Brigham and Women's Hospital Physicians' Organization,
                                                                Chair (2000 to 2004)

David H. Gunning          Trustee               January 2004    Cleveland-Cliffs Inc. (mining products and service provider), Vice
(born 05/30/42)                                                 Chairman/Director (since April 2001); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln
                                                                Electric Holdings, Inc. (welding equipment manufacturer), Director

William R. Gutow          Trustee               December 1993   Private investor and real estate consultant; Capitol Entertainment
(born 09/27/41)                                                 Management Company (video franchise), Vice Chairman

Michael Hegarty           Trustee               December 2004   Retired; AXA Financial (financial services and insurance), Vice
(born 12/21/44)                                                 Chairman and Chief Operating Officer (until May 2001); The Equitable
                                                                Life Assurance Society (insurance), President and Chief Operating
                                                                Officer (until May 2001)

Lawrence T. Perera        Trustee               July 1981       Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt          Trustee               August 1993     Insight Resources, Inc. (acquisition planning specialists),
(born 09/23/38)                                                 President; Wellfleet Investments (investor in health care
                                                                companies), Managing General Partner (since 1993); Cambridge
                                                                Nutraceuticals (professional nutritional products), Chief Executive
                                                                Officer (until May 2001)

Laurie J. Thomsen         Trustee               March 2005      Private investor; Prism Venture Partners (venture capital),
(born 08/05/57)                                                 Co-founder and General Partner (until June 2004); St. Paul Travelers
                                                                Companies (commercial property liability insurance), Director

Robert W. Uek             Trustee               January 2006    Retired (since 1999); PricewaterhouseCoopers LLP (professional
(born 05/18/41)                                                 services firm), Partner (until 1999); Consultant to investment company industry (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment Trust II
                                                                Funds (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)         President             November 2005   Massachusetts Financial Services Company, Executive Vice President
(born 12/01/58)                                                 and Chief Regulatory Officer (since March 2004); Fidelity Management
                                                                & Research Company, Vice President (prior to March 2004); Fidelity
                                                                Group of Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(k)         Treasurer             September 2005  Massachusetts Financial Services Company, Senior Vice President
(born 12/30/64)                                                 (since September 2004); PricewaterhouseCoopers LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)  Assistant Secretary   July 2005       Massachusetts Financial Services Company, Vice President and Senior
(born 1/18/74)            and Assistant Clerk                   Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm),
                                                                Associate (prior to April 2003); Nvest Services Company, Assistant
                                                                Vice President and Associate Counsel (prior to January 2001)

Ethan D. Corey(k)         Assistant Secretary   July 2005       Massachusetts Financial Services Company, Special Counsel (since
(born 11/21/63)           and Assistant Clerk                   December 2004); Dechert LLP (law firm), Counsel (prior to
                                                                December 2004)

David L. DiLorenzo(k)     Assistant Treasurer   July 2005       Massachusetts Financial Services Company, Vice President (since
(born 8/10/68)                                                  June 2005); JP Morgan Investor Services, Vice President (January
                                                                2001 to June 2005); State Street Bank, Vice President and Corporate
                                                                Audit Manager (prior to January 2001)

Timothy M. Fagan(k)       Assistant Secretary   September 2005  Massachusetts Financial Services Company, Vice President and Senior
(born 7/10/68)            and Assistant Clerk                   Counsel (since September 2005); John Hancock Advisers, LLC, Vice
                                                                President and Chief Compliance Officer (September 2004 to August
                                                                2005), Senior Attorney(prior to September 2004); John Hancock Group of Funds, Vice President and Chief Compliance Officer (September
                                                                2004 to December 2004)

Mark D. Fischer(k)        Assistant Treasurer   July 2005       Massachusetts Financial Services Company, Vice President (since
(born 10/27/70)                                                 May 2005); JP Morgan Investment Management Company, Vice President
                                                                (prior to May 2005)

Ellen Moynihan(k)         Assistant Treasurer   April 1997      Massachusetts Financial Services Company, Senior Vice President
(born 11/13/57)

Susan S. Newton(k)        Assistant Secretary   May 2005        Massachusetts Financial Services Company, Senior Vice President and
(born 03/07/50)           and Assistant Clerk                   Associate General Counsel (since April 2005); John Hancock Advisers,
                                                                LLC, Senior Vice President, Secretary and Chief Legal Officer
                                                                (prior to April 2005); John Hancock Group of Funds, Senior Vice
                                                                President, Secretary and Chief Legal Officer (prior to April 2005)

Susan A. Pereira(k)       Assistant Secretary   July 2005       Massachusetts Financial Services Company, Vice President and Senior
(born 11/05/70)           and Assistant Clerk                    Counsel (since June 2004); Bingham McCutchen LLP (law firm),
                                                                Associate (January 2001 to June 2004); Preti, Flaherty, Beliveau,
                                                                Pachios & Haley, LLC, Associate (prior to January 2001)

Mark N. Polebaum(k)       Secretary and Clerk   January 2006    Massachusetts Financial Services Company, Executive Vice President,
(born 05/01/52)                                                 General Counsel and Secretary (since January 2006); Wilmer Cutler
                                                                Pickering Hale and Dorr LLP (law firm), Partner (prior to January
                                                                2006)

Frank L. Tarantino        Independent Chief     June 2004       Tarantino LLC (provider of compliance services), Principal (since
(born 03/07/44)           Compliance Officer                    June 2004); CRA Business Strategies Group (consulting services),
                                                                Executive Vice President (April 2003 to June 2004); David L. Babson
                                                                & Co. (investment adviser), Managing Director, Chief Administrative
                                                                Officer and Director (February 1997 to March 2003)

James O. Yost(k)          Assistant Treasurer   September 1990  Massachusetts Financial Services Company, Senior Vice President
(born 06/12/60)

--------------

(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each
Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                             CUSTODIAN
Massachusetts Financial Services Company                       State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                225 Franklin Street, Boston, MA 02110
02116-3741
                                                               INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                    ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                    Ernst & Young LLP
500 Boylston Street, Boston, MA                                200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Joseph C. Flaherty, Jr.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund designate $484 and $2,986, respectively, as capital gain dividends paid during the fiscal year.

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

                                                        DIVIDENDS
                                                         RECEIVED
                                                        DEDUCTIONS

               MFS Lifetime Retirement Income Fund         5.11%
               MFS Lifetime 2010 Fund                      8.39%
               MFS Lifetime 2020 Fund                      7.58%
               MFS Lifetime 2030 Fund                     14.86%
               MFS Lifetime 2040 Fund                     12.94%

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              LTF-ANN-06/06 1M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler, and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of
2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent registered public accounting firm to each series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended April 30, 2006 and 2005, audit fees billed to the Funds by E&Y were as follows:

                                                           Audit Fees
    FEES BILLED BY E&Y:                               2006           2005
                                                      ----           ----

         MFS Lifetime Retirement Income            $22,920            NA*
         Fund
         MFS Lifetime 2010 Fund                     22,920            NA*
         MFS Lifetime 2020 Fund                     22,920            NA*
         MFS Lifetime 2030 Fund                     22,920            NA*
         MFS Lifetime 2040 Fund                     22,920            NA*
                                                  --------            ---
         TOTAL                                    $114,600             NA

* The Fund commenced operations on September 29, 2005 and therefore no audit fees were billed to the Fund for the period May 1, 2004 through April 30, 2005.

For the fiscal years ended April 30, 2006 and 2005, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY E&Y:                       2006           2005           2006          2005             2006         2005
                                            ----           ----           ----          ----             ----         ----
       To MFS Lifetime                          $0           NA**        $6,880           NA**             $0          NA**
       Retirement Income Fund
       To MFS Lifetime 2010 Fund                 0           NA**         6,880           NA**              0          NA**
       To MFS Lifetime 2020 Fund                 0           NA**         6,880           NA**              0          NA**
       To MFS Lifetime 2030 Fund                 0           NA**         6,880           NA**              0          NA**
       To MFS Lifetime 2040 Fund                 0           NA**         6,880           NA**              0          NA**
  TOTAL FEES BILLED BY E&Y                      $0           NA**       $34,400           NA**             $0          NA**
  TO ABOVE FUNDS:

       To MFS and MFS Related                   $0             $0       $15,500             $0       $581,599      $123,800
       Entities of MFS Lifetime
       Retirement Income Fund*
       To MFS and MFS Related                    0              0        15,500              0        581,599       123,800
       Entities of MFS
       Lifetime 2010  Fund*
       To MFS and MFS Related                    0              0        15,500              0        581,599       123,800
       Entities of MFS Lifetime
       2020 Fund*
       To MFS and MFS Related                    0              0        15,500              0        581,599       123,800
       Entities of MFS Lifetime
       2030 Fund*
       To MFS and MFS Related                    0              0        15,500              0        581,599       123,800
       Entities of MFS Lifetime
       2040 Fund*

  AGGREGATE FEES FOR NON-AUDIT SERVICES:
                                             2006                          2005
                                             ----                          ----
       To MFS Lifetime Retirement        $668,947                      $129,300
       Income Fund, MFS and MFS
       Related Entities#

       To MFS Lifetime 2010               668,947                       129,300
       Fund, MFS and MFS
       Related Entities#

       To MFS Lifetime 2020               668,947                       129,300
       Fund, MFS and MFS
       Related Entities#

       To MFS Lifetime 2030               668,947                       129,300
       Fund, MFS and MFS
       Related Entities#

       To MFS Lifetime 2040               668,947                       129,300
        Fund, MFS and MFS
       Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
 ** The Fund commenced operations on September 29, 2005 and therefore no audit fees were billed to the Fund for the period
    May 1, 2004 through April 30, 2005.
  # This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 23, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 23, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2006
      -------------

* Print name and title of each signing officer under his or her signature.